INVESTMENT SECURITIES	12 Months Ended
Jun. 30, 2015
Investments, Debt and Equity Securities [Abstract]
INVESTMENT SECURITIES

3. INVESTMENT SECURITIES

Debt and equity securities have been classified on the consolidated balance sheets according to management’s intent. The amortized cost of securities and their fair values, by maturity, are as follows as of the dates indicated:

	Amortized	Gross Unrealized		Fair
	Cost Basis	Gain	(Loss)	Value
	(In thousands)
June 30, 2015:

Available-for-sale:
Debt securities:
U.S. government and government-sponsored securities:
Due from one through five years	$1,000	$-	$(9)	$991

Corporate bonds and other securities:
Due after ten years	5,999	-	(795)	5,204

U.S. Government-sponsored and guaranteed mortgage-backed securities:
Due from one through five years	391	14	-	405
From five through ten years	9,374	125	-	9,499
After ten years	13,280	419	(1)	13,698
	23,045	558	(1)	23,602
Non-agency mortgage-backed securities:
Due after ten years	5,913	308	(361)	5,860
Total debt securities	35,957	866	(1,166)	35,657

Equity securities:
Auction rate preferred - due after 10 years	10,000	-	-	10,000

Total available-for-sale securities	$45,957	$866	$(1,166)	$45,657

	Amortized	Gross Unrealized		Fair
	Cost Basis	Gain	(Loss)	Value
	(In thousands)
June 30, 2014:

Available-for-sale:
Debt securities:
U.S. government and government-sponsored securities:
Due from five through ten years	$1,000	$-	$(24)	$976

Corporate bonds and other securities:
Due after ten years	5,999	-	(836)	5,163

U.S. Government-sponsored and guaranteed mortgage-backed securities:
Due from one through five years	684	37	-	721
From five through ten years	11,593	189	-	11,782
After ten years	12,426	377	(44)	12,759
	24,703	603	(44)	25,262
Non-agency mortgage-backed securities:
Due after ten years	6,741	321	(382)	6,680
Total debt securities	38,443	924	(1,286)	38,081

Equity securities:
Auction rate preferred - due after 10 years	10,000	-	-	10,000

Total available-for-sale securities	$48,443	$924	$(1,286)	$48,081

	Amortized	Gross Unrealized		Fair
	Cost Basis	Gain	(Loss)	Value
	(In thousands)
June 30, 2015:

Held-to-maturity:
U.S. Government and government-sponsored securities:
Due in one through five years	$9,245	$70	$(4)	$9,311
From five through ten years	954	98	-	1,052
	10,199	168	(4)	10,363

U.S. Government-sponsored and guaranteed mortgage-backed securities:
Due in five through ten years	3,304	127	-	3,431
After ten years	150,593	1,845	(588)	151,850
	153,897	1,972	(588)	155,281

Total held-to-maturity securities	$164,096	$2,140	$(592)	$165,644

	Amortized	Gross Unrealized		Fair
	Cost Basis	Gain	(Loss)	Value
	(In thousands)
June 30, 2014:

Held-to-maturity:
U.S. Government and government-sponsored securities:
Due in one through five years	$5,262	$4	$(28)	$5,238
From five through ten years	4,929	122	-	5,051
	10,191	126	(28)	10,289

U.S. Government-sponsored and guaranteed mortgage-backed securities:
Due in five through ten years	4,445	190	-	4,635
After ten years	127,540	1,831	(1,038)	128,333
	131,985	2,021	(1,038)	132,968

Total held-to-maturity securities	$142,176	$2,147	$(1,066)	$143,257

There were no sales of securities available-for-sale during the years ended June 30, 2015 and June 30, 2014.

As of June 30, 2015 and 2014, the total carrying value of securities pledged as collateral to secure public deposits, the Federal Reserve Bank discount window, borrowings, and repurchase agreements was $124,343,000 and $116,525,000, respectively.

The aggregate fair value and unrealized losses of securities that have been in a continuous unrealized loss position for less than twelve months and for twelve months or more are as follows as of the dates indicated:

	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
	(In thousands)
June 30, 2015:

Available-for-sale:
U.S. Government and government-sponsored securities	$-	$-	$991	$9	$991	$9
Corporate bonds and other securities	-	-	5,204	795	5,204	795
U.S. Government-sponsored and guaranteed mortgage-backed securities	2,430	1	-	-	2,430	1
Total temporarily impaired available-for-sale securities	2,430	1	6,195	804	8,625	805

Held-to-maturity:
U.S. Government and government-sponsored securities	2,251	4	-	-	2,251	4
U.S. Government-sponsored and guaranteed mortgage-backed securities	46,247	261	12,630	327	58,877	588
Total temporarily impaired held-to-maturity	48,498	265	12,630	327	61,128	592

Other-than-temporarily impaired debt securities: (1)
Non-agency mortgage-backed securities	563	6	3,001	355	3,564	361
Total temporarily impaired and other-than- temporarily impaired securities	$51,491	$272	$21,826	$1,486	$73,317	$1,758

June 30, 2014:

Available-for-sale:
U.S. Government and government-sponsored securities	$-	$-	$976	$24	$976	$24
Corporate bonds and other securities	-	-	5,163	836	5,163	836
U.S. Government-sponsored and guaranteed mortgage-backed securities	2,370	1	3,931	43	6,301	44
Total temporarily impaired available-for-sale securities	2,370	1	10,070	903	12,440	904

Held-to-maturity:
U.S. Government and government-sponsored securities	1,004	1	3,229	27	4,233	28
U.S. Government-sponsored and guaranteed mortgage-backed securities	31,059	103	46,612	935	77,671	1,038
Total temporarily impaired held-to-maturity	32,063	104	49,841	962	81,904	1,066

Other-than-temporarily impaired debt securities: (1)
Non-agency mortgage-backed securities	-	-	3,301	382	3,301	382
Total temporarily impaired and other-than- temporarily impaired securities	$34,433	$105	$63,212	$2,247	$97,645	$2,352

(1)	Includes other-than-temporary impaired available-for-sale debt securities in which a portion of the other-than-temporary impairment loss remains in accumulated other comprehensive loss.

At June 30, 2015, 31 U.S. government-sponsored and guaranteed securities have unrealized losses with aggregate depreciation of 0.9% from the Company’s amortized cost basis. The unrealized losses were primarily caused by interest rate fluctuations. These investments are guaranteed or sponsored by the U.S. government or an agency thereof. Accordingly, it is expected that the securities would not be settled at a price less than the par value of the investment. Because the decline in market value is attributable to changes in interest rates and not to credit quality, and because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at June 30, 2015.

At June 30, 2015, 5 corporate bonds and other securities have unrealized losses with aggregate depreciation of 13.3% from the Company’s amortized cost basis. These unrealized losses relate to investments in single issuer trust preferred securities (“TRUPS”) issued by companies within the financial services sector. Single issuer TRUPs are not considered covered funds under the Volker rule. The single-issuer trust preferred investments are evaluated for other-than-temporary impairment by performing a present value of cash flows each quarter. None of the issuers have deferred interest payments or announced the intention to defer interest payments. The Company believes the decline in fair value is related to the spread over three-month LIBOR, on which the quarterly interest payments are based, as the spread over LIBOR being received is significantly lower than current market spreads. Management concluded the impairment of these investments was considered temporary and asserts that the Company does not have the intent to sell these investments and that it is more likely than not it will not have to sell the investments before recovery of their cost bases which may be at maturity.

For the year ended June 30, 2015, securities with other-than-temporary impairment losses related to credit loss that were recognized in earnings consisted of non-agency mortgage-backed securities. For these debt securities, the Company estimated the portion of loss attributable to credit loss using a discounted cash flow model. Significant inputs included the estimated cash flows of the underlying loans based on key assumptions, such as default rate, loss severity and prepayment rate. Assumptions can vary widely from security to security, and are influenced by such factors as loan interest rate, geographical location of the borrower, borrower characteristics and collateral type. The present value of the expected cash flows was compared to the Company’s amortized cost basis to determine the credit-related impairment loss. Based on the expected cash flows derived from the model, the Company expects to recover the remaining unrealized losses on these securities.

For those debt securities for which the fair value of the security is less than its amortized cost and the Company does not intend to sell such security and it is more likely than not that it will not be required to sell such security prior to the recovery of its amortized cost basis less any credit losses, the credit component of the other-than-temporary impairment losses is recognized in earnings while the non-credit component is recognized in other comprehensive income/loss, net of related taxes.

Activity related to the credit component recognized in earnings on debt securities held by the Company for which a portion of other-than-temporary impairment was recognized in accumulated other comprehensive loss for the years ended June 30, 2015 and 2014 is as follows (in thousands):

Balance as of June 30, 2013	$15,733

Credit losses on securities for which other-than-temporary impairment was not previously recorded	-
Additional credit losses on securities for which an other-than-temporary impairment charge was previously recorded	10
Reductions for securities sold during the period	-

Balance as of June 30, 2014	15,743

Credit losses on securities for which other-than-temporary impairment was not previously recorded	-
Additional credit losses on securities for which an other-than-temporary impairment charge was previously recorded	155
Reductions for securities sold during the period	-
Balance as of June 30, 2015	$15,898

Significant assumptions used in the valuation of non-agency mortgage-backed securities were as follows as of June 30, 2015:

	Weighted	Range
	Average	Minimum	Maximum

Prepayment rates	13.7%	0.1%	20.8%
Default rates	4.4%	0.0%	24.0%
Loss severity	33.6%	0.0%	68.8%